ORGANIZATION	7 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1.	ORGANIZATION
Blue Owl Capital Inc. (the “Registrant”), a Delaware corporation, together with its consolidated subsidiaries (collectively, the “Company” or “Blue Owl”), is a global alternative asset manager. Anchored by a strong permanent capital base, the Company deploys private capital across Direct Lending, GP Capital Solutions and Real Estate strategies on behalf of institutional and private wealth clients.
The Company’s primary sources of revenues are management fees, which are generally based on the amount of the Company’s fee-paying
assets under management. The Company generates substantially all of its revenues in the United States. The Company operates through one operating and reportable segment. This single reportable segment reflects how the chief operating decision makers allocate resources and assess performance under the Company’s
“one-firm
approach,” which includes operating collaboratively across product lines, with predominantly a single expense pool.
The Company conducts its operations through Blue Owl Capital Holdings LP (“Blue Owl Holdings”) and Blue Owl Capital Carry LP (“Blue Owl Carry”). Blue Owl Holdings and Blue Owl Carry are referred to, collectively, as the “Blue Owl Operating Partnerships,” and collectively with their consolidated subsidiaries, as the “Blue Owl Operating Group.” The Registrant holds its controlling financial interests in the Blue Owl Operating Group indirectly through Blue Owl Capital Holdings GP LLC and Blue Owl Capital GP LLC (collectively, “Blue Owl GP”), which are directly or indirectly wholly owned subsidiaries of the Registrant.
Business Combination, Including Dyal Acquisition
The Registrant was initially incorporated in the Cayman Islands as Altimar Acquisition Corporation (“Altimar”), a special purpose acquisition company. Pursuant to the Business Combination Agreement dated December 23, 2020, as amended, modified, supplemented or waived from time to time, (the “Business Combination Agreement”), on May 19, 2021 (“Business Combination Date”) (i) Altimar was redomiciled as a Delaware corporation and changed its name to Blue Owl Capital Inc., (ii) Altimar merged with Owl Rock (as defined below) (the “Altimar Merger”) and (iii) the Company acquired Dyal Capital Partners (“Dyal Capital”), a former division of Neuberger Berman Group LLC (the “Dyal Acquisition”) (collectively with the Altimar Merger, the “Business Combination”). As further discussed in Note 2, for both the Altimar Merger and the Dyal Acquisition, Owl Rock was deemed to be the acquirer for accounting purposes. Therefore, the predecessor to Blue Owl is “Owl Rock,” a combined carve-out
of Owl Rock Capital Group LLC and Blue Owl Securities LLC (formerly, Owl Rock Capital Securities LLC) (“Securities”). See Note 3 for additional information.
Oak Street Acquisition
On December 29, 2021, the Company completed its acquisition of Oak Street Real Estate Capital, LLC (“Oak Street”) and its advisory business (the “Oak Street Acquisition,” and together with the Dyal Acquisition, the “Acquisitions”). See Note 3 for additional information.
Registrant’s Capital Structure
In 2021, the Registrant had the following instruments outstanding:

•
Class A Shares
—Shares of Class A common stock that are publicly traded. Class A Shareholders are entitled to one vote per share on all matters submitted to a vote of shareholders. Class A Shareholders are entitled to dividends declared on the Class A Shares by the Registrant’s board of directors (the “Board”).

•
Class B Shares
—Shares of Class B common stock that are not publicly traded. Class B Shareholders are entitled to a number of votes per share that when combined with Class D Shares, equal 90% of the total voting power of all shares. Class B Shareholders are entitled to dividends in the same amount per share as declared on Class A Shares. No Class B Shares have been issued from inception through December 31, 2021. Common Units (as defined below) held by certain senior members of management (“Principals”) are exchangeable on a one-for-one
basis for Class B Shares.

•
Class C Shares
—Shares of Class C common stock that are not publicly traded. Class C Shareholders are entitled to one vote per share on matters submitted to a vote of shareholders. Class C Shareholders do not participate in the earnings of the Registrant, as the holders of such shares participate in the economics of the Blue Owl Operating Group through their direct and indirect holdings of Common Units and Incentive Units (as defined below and subject to limitations on unvested units). For every Common Unit and Incentive Unit held directly or indirectly by non-Principals,
one Class C Share is issued to grant a corresponding voting interest in the Registrant.

•
Class D Shares
—Shares of Class D common stock that are not publicly traded. Class D Shareholders are entitled to a number of votes per share that when combined with Class B Shares, equal 90% of the total voting power of all shares. Class D Shareholders do not participate in the earnings of the Registrant, as the holders of such shares participate in the economics of the Blue Owl Operating Group through their direct or indirect holdings of Common Units and Incentive Units (subject to limitations on unvested units). For every Common Unit and Incentive Unit held directly and indirectly by Principals, one Class D Share is issued to grant a corresponding voting interest in the Registrant.

•
Class E Shares
—Shares of Class E common stock that were not publicly traded. Class E Shares were issued in connection with the Business Combination. As of December 31, 2021, there were no Class E Shares remaining outstanding, as such shares were converted into Class A Shares upon their respective “Class E Triggering Events” as discussed below. Class E Shareholders were not entitled to a vote. Class E Shares accrued dividends equal to amounts declared per Class A Share, which amounts were paid upon their respective Class E Triggering Event dates. Class E Shares and Seller Earnout Units (as defined below) are collectively referred to as “Earnout Securities.”

In connection with the Business Combination, the Company issued two series of Class E Shares: Series
E-1
and Series
E-2.
Series
E-1
and
E-2
vested upon a Class E Triggering Event, which occurred when the volume weighted-average price of a Class A Share exceeded $12.50 and $15.00, respectively, for 20 consecutive trading days. The Series
E-1
Class E Shares had a Class E Triggering Event on July 21, 2021, at which time 7,495,432 Class E Shares were converted into an equal number of Class A Shares. The Series
E-2
Class E Shares had a Class E Triggering Event on November 3, 2021, at which time 7,495,432 Class E Shares were converted into an equal number of Class A Shares.

•
RSUs
—The Company grants Class A restricted share units (“RSUs”) to its employees and independent Board members. An RSU entitles the holder to receive a Class A Share, or cash equal to the fair value of a Class A Share at the election of the Board, upon completion of a requisite service period. RSUs granted to-date
do not accrue dividend equivalents. No RSUs were issued prior to the Business Combination. RSU grants are accounted for as equity-based compensation. See Note 8 for additional information.

•
Warrants
—In connection with the Business Combination, the Company issued warrants to purchase Class A Shares at a price of $11.50 per share. The warrants expire five years from the Business Combination Date. A portion of the outstanding warrants are held by the sponsor of Altimar (“Private Placement Warrants”) and the remaining warrants are held by other third-party investors (“Public Warrants”). The Company generally may redeem all Public Warrants for $0.01 per warrant if the

Company’s Class A Share price equals or exceeds $18.00 per share. If the Company’s Class A Share price is greater than $10.00 per share but less than $18.00 per share, the Company generally may redeem all Public Warrants for $0.10 per warrant. In each case, any redemptions require a
30-day
notice to the warrant holders, during which time the holders may elect to exercise their warrants, and such redemptions must be done for not less than all of the outstanding Public Warrants. Holders may elect to exercise their warrants on a cashless basis.

The following table presents the number of shares of the Registrant, RSUs and warrants that were outstanding as of December 31, 2021:

December 31, 2021
Class A Shares	404,919,411
Class C Shares	674,766,200
Class D Shares	319,132,127
RSUs	21,059,443
Warrants	14,159,248
Blue Owl Operating Partnerships’ Capital Structure
In 2021, the Blue Owl Operating Partnerships had outstanding the following instruments, which are collectively referred to as “Blue Owl Operating Group Units”:

•
GP Units
—The Registrant indirectly holds a general partner interest and all of the GP Units in each of the Blue Owl Operating Partnerships. The GP Units are limited partner interests in the Blue Owl Operating Partnerships that represent the Registrant’s economic ownership in the Blue Owl Operating Group. For each Class A Share and Class B Share outstanding, the Registrant indirectly holds an equal number of GP Units. References to GP Units refer collectively to a GP Unit in each of the Blue Owl Operating Partnerships. References to GP Units also include Common Units (as defined below) acquired and held directly or indirectly by the Registrant as a result of Common Units exchanged for Class A Shares.

•
Common Units
—Common Units are limited partner interests held by certain members of management, employees and other third parties in the Blue Owl Operating Partnerships. Subject to certain restrictions, Common Units are exchangeable on a one-for-one
basis for either Class A Shares (if held by a
non-Principal)
or Class B Shares (if held by a Principal). Common Unit exchanges may be settled in cash, only at the election of the Company’s Exchange Committee (currently composed of independent members of the Board), and only if funded from proceeds of a new permanent equity offering. Common Units held by Principals are exchangeable after the two-year
anniversary of the Business Combination Date. References to Common Units refer collectively to a Common Unit in each of the Blue Owl Operating Partnerships, but excludes any Common Units held directly or indirectly by the Registrant. Upon an exchange of Common Units for an equal number of Class A Shares or Class B Shares, a corresponding number of Class C Shares or Class D Shares, respectively, will be cancelled. Common Unitholders are entitled to distributions in the same amount per unit as declared on GP Units.

•
Incentive Units
—Incentive Units are Class P limited partner interests in the Blue Owl Operating Partnerships granted to certain members of management, employees and consultants (collectively, “Incentive Unit Grantees”) and are generally subject to vesting conditions, as further discussed in Note 8. Incentive Units are held indirectly through Blue Owl Management Vehicle LP on behalf of Incentive Unit Grantees. A vested Incentive Unit may convert into a Common Unit upon becoming economically equivalent on a tax basis to a Common Unit. Once vested, Incentive Unitholders are entitled to distributions in the same amount per unit as declared on GP Units and Common Units. Unvested Incentive Unitholders generally are not entitled to distributions; however, consistent with other Blue Owl Operating Group Units (other than Oak Street Earnout Units), unvested Incentive Units receive taxable income allocations that may subject holders to tax liabilities. As a result, Incentive Unitholders (consistent with other Blue Owl Operating Group Units other than Oak Street Earnout Units) may receive tax distributions on unvested units to cover a portion or all of such tax liabilities.

•
Seller Earnout Units
—Seller Earnout Units were limited partner interests held in the Blue Owl Operating Partnerships that had the same Class E Triggering Events, forfeiture provisions and distribution restrictions as the Class E Shares. In connection with the Business Combination, recipients of Earnout Securities had the option of selecting either Class E Shares or Seller Earnout Units. For recipients that elected to receive Class E Shares, a corresponding number of Seller Earnout Units were indirectly held by the Registrant. As of December 31, 2021, there were no Seller Earnout Units remaining outstanding.

The Series
E-1
Seller Earnout Units had a Class E Triggering Event on July 21, 2021. As a result, (i) 7,495,432 Seller Earnout Units underlying an equal number of Series
E-1
Class E Shares were converted into an equal number of GP Units, (ii) 42,504,530 Seller Earnout Units were converted into an equal number of Common Units, and (iii) 42,504,530 non-economic,
voting shares of the Registrant were issued to the holders of the converted Common Units (30,266,653 Class C Shares and 12,237,877 Class D Shares).
The Series
E-2
Seller Earnout Units had a Class E Triggering Event on November 3, 2021. As a result, (i) 7,495,432 Seller Earnout Units underlying an equal number of Series
E-2
Class E Shares were converted into an equal number of GP Units, (ii) 42,504,530 Seller Earnout Units were converted into an equal number of Common Units, and (iii) 42,504,530 non-economic,
voting shares of the Registrant were issued to the holders of the converted Common Units (30,266,653 Class C Shares and 12,237,877 Class D Shares).

•
Oak Street Earnout Units
—In connection with the Oak Street Acquisition, the Company agreed to make additional payments of cash (“Oak Street Cash Earnout”) and Common Units (“Oak Street Earnout Units” and collectively with the Oak Street Cash Earnout, the “Oak Street Earnouts”) in two tranches upon the occurrence of certain “Oak Street Triggering Events.” The Oak Street Triggering Events are based on achieving a certain level of quarterly management fee revenues from existing and future Oak Street products. See Note 3 for additional information.

The following table presents the number of Blue Owl Operating Group Units that were outstanding as of December 31, 2021:

Units	December 31, 2021
GP Units	404,919,411
Common Units	993,898,327
Incentive Units	23,244,373
Oak Street Earnout Units	26,074,330
Share Repurchase Program
On May 19, 2021, Blue Owl’s Board authorized the repurchase of up to $100.0 million of Class A Shares. Under the repurchase program, repurchases may be made from time to time in open market transactions, in privately negotiated transactions or otherwise. The timing and the actual numbers repurchased will depend on a variety of factors, including legal requirements, price and economic and market conditions. The repurchase program may be changed, suspended or discontinued at any time and will terminate upon the earlier of May 19, 2022 and the purchase of all shares available under the repurchase program. As of December 31, 2021, the Company had not repurchased any of its Class A Shares.
Common Unit Exchanges
During the fourth quarter of 2021, the Company exchanged 40,222,143 Common Units and Class C Shares for an equal number of Class A Shares. As a result of the exchange, the Company reallocated equity from noncontrolling interests to the Company’s additional paid-in
capital and recorded additional net deferred tax assets and TRA liability in connection with the exchanges. See the consolidated and combined statement of shareholders’ equity and Note 10 for additional information, including the amounts related to these adjustments.